Inventories (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Finished goods	$ 187.3	$ 149.9
Work-in-process	16.2	17.9
Raw materials and supplies	82.1	60.4
Provision for obsolete finished goods and raw materials	(5.9)	(9.9)
Total inventories	$ 279.7	$ 218.3